Equity - Additional Information (Detail) $ in Millions, $ in Millions			3 Months Ended	9 Months Ended
	Aug. 10, 2020 shares	Feb. 25, 2020 shares	Jul. 31, 2020 CAD ($) shares	Jul. 31, 2020 CAD ($) shares	Jul. 31, 2020 USD ($)
Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value			$ 658	$ 658	$ 500
Interest Rate			4.80%
Common shares [member] | Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Number of shares issued			3,355,394	3,355,394
Normal course issuer bid [member] | Top of range [member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Purchase of common shares for cancellation		12,000,000
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Share conversion basis				one-for-one basis
Dividend rate reset term				5 years
Earliest redemption date				Aug. 24, 2025
Dividend rate, percent			3.054%	3.054%	3.054%
Class B Series 33 [member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares tendered	118,563
Number of shares required for conversion	1,000,000
Number of shares issued	0